Financial Instruments - Additional Information (Details) - Hoya Intermediate, LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Available For Sale Securities [Line Items]
Interest expense – net	$ 58,179	$ 57,482	$ 41,497
Interest Rate Swap [Member]
Schedule Of Available For Sale Securities [Line Items]
Notional amount	$ 520,700
Interest rate swap, fixed interest rate	1.90%
Interest expense – net		$ 4,300	$ 2,100
Interest Rate Cap [Member]
Schedule Of Available For Sale Securities [Line Items]
Interest rate swap, fixed interest rate		0.00%
Interest expense – net	$ 800	$ 200
Derivative asset, notional amount				$ 516,800	$ 1,000
strike rate				3.50%